Production and similar taxes (Tables)	6 Months Ended
Jun. 30, 2018
Analysis of income and expense [abstract]
Summary of production and similar taxes

	Second	Second	First	First
	quarter	quarter	half	half
$ million	2018	2017	2018	2017
US	89	41	179	77
Non-US	442	306	720	738
	531	347	899	815